Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
4.	Debt

The Company’s net carrying amount of debt is comprised of the following:

	March 31, 2014	December 31, 2013
Term Loan	$13,000,000	$13,000,000
Seller Note	5,124,000	5,045,000
Contingent obligation – Seller	6,366,000	6,681,000
Total	24,490,000	24,726,000
Current portion	1,250,000	565,000
Total long term liabilities	$23,240,000	$24,161,000

Term Loan-

On August 1, 2013, the Company entered into a $13.0 million 5-year term loan with Bank of Hapoalim B.M. (“BHI”) (the “Term Loan”). The Term Loan is secured by all of the assets of IM Brands and the Company’s membership interest in IM Brands and bears interest at an annual fixed rate of 4.44% payable quarterly in arrears each calendar quarter. Scheduled principal payments are as follows:

Date of Payment	Amount of Principal Payment

October 1, 2014, January 1, 2015, April 1, 2015 and July 1, 2015	$250,000

October 1, 2015, January 1, 2016, April 1, 2016 and July 1, 2016	$625,000

October 1, 2016, January 1, 2017, April 1, 2017 and July 1, 2017	$750,000

October 1, 2017, January 1, 2018 and April 1, 2018	$875,000

July 1, 2018	$3,875,000

In addition, the Company is required to prepay the outstanding amount of the Term Loan from excess cash flow (“Cash Flow Recapture”) for each fiscal year commencing with the year ending December 31, 2014 in arrears in an amount equal to twenty percent (20%) of such Cash Flow Recapture. Cash Flow Recapture shall mean for any fiscal period, cash provided by operating activities for such period less (a) capital expenditures not made through the incurrence of indebtedness less (b) all interest and principal (including indebtedness owed for the Term Loan) paid or payable during such period less (c) all income tax payments made during such period.

Financial Covenants. The Company is required to maintain minimum fixed charge ratio, and liquidity covenants, a maximum leverage ratio covenant and other non-monetary covenants, including reporting requirements and trademark preservation in accordance with the terms and conditions of the Term Loan. As of March 31, 2014, the Company and IM Brands were in full compliance with all of the covenants under the Term Loan.

The Company amended the Term Loan on April 3, 2014 which, among other things, revised covenants and the Cash Flow Recapture terms (see Note 9, Subsequent Events).

Seller Note

On September 29, 2011, as part of the consideration for the purchase of the Isaac Mizrahi Business, the Company issued to IM Ready-Made, LLC (“IM Ready”) a promissory note (the “Seller Note”) in the principal amount of $7,377,000.  The stated interest rate of the Seller Note is 0.25%.  Management determined that this rate was below the Company’s expected borrowing rate, which was then estimated at 9.25%.  Therefore, the Company discounted the Seller Note by $1,740,000 using a 9.0% imputed annual interest rate, resulting in an initial value of $5,637,000.  Also on September 29, 2011, the Company prepaid $123,000 of interest on the Seller Note.  The imputed interest amount is being amortized over the term of the Seller Note and recorded as other interest and finance expense on the Company’s unaudited condensed consolidated statements of operations.

On December 24, 2013, the Seller Note was amended (1) revising the Maturity Date to September 30, 2016 (the “Amended Maturity Date”), (2) revising the Subsequent Maturity Date to September 30, 2018 (the “Amended Subsequent Maturity Date”), (3) providing the Company with a prepayment right with its Common Stock, subject to remitting in cash the required cash payments set forth below and a minimum Common Stock price of $4.50 per share and (4) requiring interim scheduled payments. Scheduled principal payments (including amortization of imputed interest) are as follows:

Payment Date	Payment Amount	Amount Payable in Cash (i)	Amount Payable in Cash with Restrictions (ii)	Amount Payable in Stock (iii)
December 24, 2013	$1,500,000	$1,500,000	$-	-
January 31, 2015	$750,000	$500,000	$250,000	250,000
January 31, 2016	$750,000	$-	$750,000	750,000
September 30, 2016	$4,377,432	$-	$-	4,377,432

(i)	$1,500,000 was paid prior to December 31, 2013.
(ii)
Amounts payable in cash with restrictions are subject to BHI approving the cash payment. If BHI does not approve the cash payment, the amount shall be payable in shares of Common Stock subject to the provisions described above.

(iii)
This includes the last payment on the Amended Maturity Date and may include amounts payable in cash with restrictions whereby BHI provides approval and the amount would be paid with the Company’s Common Stock. Amounts payable with the Company’s Common Stock shall be subject to the provisions described above.

The stated interest rate of the Seller Note remains at 0.25%.  Management has determined that the Company’s expected borrowing rate as of the date of the amendment was 6.44%.  Based on the revised payment schedule and the change in the Company’s expected borrowing rate, the Company has increased the Seller Note discount by $337,000, and accordingly reduced the carrying value of the Seller Note. Management has determined that the amendment to the Seller Note was in conjunction with an amendment to the contingent obligation to IM Ready (the “Earn-out Obligation”) and the reduction to the carrying value of the Seller Note was recorded as part of the gain on reduction of contingent obligations in the Company’s December 31, 2013 consolidated statement of operations.

For the Current Quarter and the Prior Year Quarter, the Company incurred interest expense of $83,000 and $153,000, respectively, which includes amortization of the Seller Note discounted balance of $79,000 and $143,000, respectively. The Seller Note balance, net of discount, at March 31, 2014 and December 31, 2013 was $5,124,000 and $5,045,000, respectively.

Contingent Obligations

Earn-out obligation
IM Ready may earn additional shares of Common Stock with a value of up to $7,500,000 (the “Earn-Out Value”) for the 12-month period ending September 30, 2015, with the number of shares to be issued based upon the greater of (i) $4.50 per share and (ii) the average stock price for the last twenty days in such period, and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving the net royalty income target set forth below (the “Earn-Out Obligation”).  On December 24, 2013, the Company and IM Ready amended the terms of the Earn-Out Obligation and eliminated the additional consideration for the fiscal year ending September 30, 2014 and the Company made a one-time cash payment of $315,000 to IM Ready in March 2014. The Earn-Out Obligation is recorded as $3.6 million as long-term debt at March 31, 2014 and December 31, 2013, respectively and $0.3 million as a current liability at December 31, 2013, on the condensed consolidated balance sheets. Any future change in the Earn-Out Obligation will result in an expense or income in the period in which it is determined fair market value of the carrying value has changed.  The royalty targets and percentage of the potential earn-out value are as follows:

ROYALTY TARGET PERIOD	ROYALTY TARGET	EARN-OUT VALUE

Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

IM Ready will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

The Earn-Out Value is payable solely in stock.  In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the earn-out obligation is treated as a liability in the accompanying condensed consolidated balance sheets because of the variable number of shares payable under the agreement.

QVC Earn-Out
The Company is obligated to pay IM Ready $2.8 million, payable in cash or Common Stock, at the Company’s option, contingent upon IM Brands receiving aggregate net royalty income of at least $2.5 million from QVC in the twelve-month period ending September 30, 2015 with such stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the “QVC Earn-Out’). Management has determined that it is probable that the $2.5 million in net royalty income from QVC will be met. In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the QVC Earn-Out obligation is treated as a liability in the accompanying condensed consolidated balance sheets because of the variable number of shares payable under the agreement. Management will assess no less frequently than each reporting period the status of this contingent obligation.  Any change in the expected obligation will result in an expense or income in the period in which it is determined fair market value has changed.

As of March 31, 2014 and December 31, 2013, the total contingent obligation to IM Ready was $6.4 million and $6.7 million, respectively.

5.  Debt

The Company’s net carrying amount of debt is comprised of the following:

	December 31,
	2013	2012
Term Note	$13,000,000	$12,579,000
Seller Note	5,045,000	6,306,000
Contingent obligation – due to seller	6,681,000	11,466,000
Other long term liabilities	57,000	45,000
Total	24,783,000	30,396,000
Current portion	565,000	1,350,000
Total long term debt	$24,218,000	$29,046,000

Term Loan- Old Loan

On September 29, 2011 (the “Closing Date”), IM Brands, a wholly-owned subsidiary of the Company, entered into a five-year senior secured facility (the “Old Loan”) with MidMarket Capital Partners, LLC (“MidMarket”) and Noteholders in the aggregate principal amount of $13,500,000. The Loan was secured by all of the assets of IM Brands and the Company’s membership interests in IM Brands.

The principal amount of the Loan was payable quarterly as follows:  2.5% on January 5, 2013 through October 5, 2013; 3.75% on January 5, 2014 through October 5, 2014; 6.25% on January 5, 2015 through October 5, 2015; 12.5% on January 5, 2016 through the maturity date, which is the date that is 5 years after the Closing Date.

The interest rate on the Loan was a fixed rate of 8.5%, payable in cash.

Optional Prepayment.  IM Brands could have prepaid the Old Loan in whole or in part in increments of $500,000, provided that IM Brands paid the following premiums in connection with the prepayment:

Period	Applicable Premium
Prior to September 29, 2013	2%
Prior to September 29, 2014	1%
On or After September 29, 2014	0%

New Term Loan

On August 1, 2013, the Company extinguished the Old Loan with proceeds from a new $13.0 million, 5-year term loan with Bank of Hapoalim B.M. (“BHI”) (the “New Loan”). The New Loan is secured by all of the assets of IM Brands and the Company’s membership interest in IM Brands and bears interest at an annual fixed rate of 4.44% payable quarterly in arrears each calendar quarter. Scheduled principal payments are as follows:

Date of Payment	Amount of Principal Payment

October 1, 2014, January 1, 2015, April 1, 2015 and July 1, 2015	$250,000

October 1, 2015, January 1, 2016, April 1, 2016 and July 1, 2016	$625,000

October 1, 2016, January 1, 2017, April 1, 2017 and July 1, 2017	$750,000

October 1, 2017, January 1, 2018 and April 1, 2018	$875,000

July 1, 2018	$3,875,000

In addition, the Company is required to prepay the outstanding amount of the New Loan from excess cash flow (“Cash Flow Recapture”) for each fiscal year commencing with the year ending December 31, 2014 in arrears in an amount equal to twenty percent (20%) of such Cash Flow Recapture. Cash Flow Recapture for any fiscal period is defined as, cash provided by operating activities for such period less (a) capital expenditures not made through the incurrence of indebtedness less (b) all interest and principal (including indebtedness owed for the New Loan) paid or payable during such period less (c) all income tax payments made during such period.

On August 1, 2013, the extinguishment of the Old Loan resulted in an approximate loss on extinguishment of debt of $1,351,000, consisting of $381,000 of unamortized deferred costs, $781,000 from acceleration of the loan discount, and $189,000 for prepayment fees and expenses of the Old Loan. The prepayment fee was equal to 1.5% of the outstanding balance of the Old Loan immediately before the extinguishment.

Financial Covenants. The Company is required to maintain minimum fixed charge ratio and liquidity covenants, a maximum leverage ratio covenant and other non-monetary covenants, including reporting requirements and trademark preservation in accordance with the terms and conditions of the New Loan. As of December 31, 2013, the Company and IM Brands were in full compliance with all of the covenants under the New Loan.

Seller Note

On the Closing Date, the Company delivered to IM Ready-Made, LLC (“IM Ready”) a promissory note (the “Seller Note”) in the principal amount of $7,377,000.  The stated interest rate of the Seller Note is 0.25%.  Management has determined that this rate was below the Company’s expected borrowing rate, which was 9.25% on the Closing Date.  Therefore, the Company has discounted the Seller Note by $1,740,000 using a 9.0%, imputed annual interest rate, resulting in an initial value of $5,637,000.  In addition, the Company pre-paid $123,000 of interest on the Seller Note on the Closing Date.  The discount is amortized into (increases) the basis of the Seller Note over the term of the Seller Note.

The Seller Note was initially scheduled to mature on September 29, 2014 (the “Maturity Date”) subject to extension as described below (the date to which the maturity date of the Seller Note is extended is referred to as the “Subsequent Maturity Date”).  We have the right to pay the Seller Note at the Maturity Date in cash or, subject to the following conditions, in shares of common stock.  If we elect to repay the outstanding principal amount of the Seller Note on the Maturity Date by issuing shares of common stock, the number of shares issuable will be obtained by dividing the principal amount of the Seller Note then outstanding by the greater of (i) the fair market value of the common stock on the Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the common stock is less than $4.50 as adjusted, IM Ready will have the option to extend the maturity of the Seller Note to the Subsequent Maturity Date. If the maturity date of the Seller Note is so extended, IM Ready will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the common stock on the Subsequent Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Maturity Date in cash or by issuing the number of shares of common stock obtained by dividing the principal amount of the Note outstanding on the Subsequent Maturity Date by the fair market value of the common stock on the Subsequent Maturity Date.  In addition, at any time the Seller Note is outstanding, we have the right to convert the Note, in whole or in part, into the number of shares of common stock obtained by dividing the principal amount to be converted by the fair market value of the common stock at the time of the conversion, so long as the fair market value of our common stock is at least $4.50.

On December 24, 2013, the Seller Note was amended (1) revising the Maturity Date to September 30, 2016 (the “Amended Maturity Date”), (2) revising the Subsequent Maturity Date to September 30, 2018 (the “Amended Subsequent Maturity Date”), (3) providing the Company with a prepayment right with its common stock, subject to remitting in cash the required cash payments set forth below and a minimum common stock price of $4.50 per share and (4) requiring interim scheduled payments. Scheduled principal payments (including amortization of imputed interest) are as follows:

Payment Date	Payment Amount	Amount Payable in Cash (i)	Amount Payable in Cash with Restrictions (ii)	Amount Payable in Stock (iii)
December 24, 2013	$1,500,000	$1,500,000	$-	-
January 31, 2015	$750,000	$500,000	$250,000	250,000
January 31, 2016	$750,000	$-	$750,000	750,000
September 30, 2016	$4,377,432	$-	$-	4,377,432

(i)	$1,500,000 was paid prior to December 31, 2013.
(ii)
Amounts payable in cash with restrictions are subject to BHI approving the cash payment. If BHI does not approve the cash payment, the amount shall be payable in shares of common stock subject to the provisions described above.

(iii)
This includes the last payment on the Amended Maturity Date and may include amounts payable in cash with restrictions whereby BHI provides approval and the amount would be paid with the Company’s common stock. Amounts payable with the Company’s common stock shall be subject to the provisions described above.

The stated interest rate of the Seller Note remains at 0.25%.  Management has determined that the Company’s expected borrowing rate as of the date of the amendment was 6.44%.  Based on the revised payment schedule and the change in the Company’s expected borrowing rate, the Company has increased the Seller note discount by $337,000, and accordingly reduced the carrying value of the Seller Note. Management has determined that the amendment to the Seller Note was in conjunction with an amendment to the contingent obligation to IM Ready (the “Earn-out Obligation”) and the reduction to the carrying value of the Seller Note was recorded as part of the gain on reduction of contingent obligations in the Company’s December 31, 2013 consolidated statement of operations.

For the Current Year and the Prior Year, the Company incurred interest expense of $617,000 and $579,000, respectively, which includes amortization of the Seller Note discounted balance of $576,000 and $541,000, respectively. The Seller Note balance, net of discount, at December 31, 2013 and December 31, 2012 was $5,045,000 and $6,306,000, respectively.

Contingent Obligations

Earn-out obligation
The Earn-Out Obligation allows IM Ready to earn additional shares of common stock with a value of up to $7,500,000 (the “Earn-Out Value”) for the 12-month period ending September 30, 2015, with the number of shares to be issued based upon the greater of (i) $4.50 per share and (ii) the average stock price for the last twenty days in such period, and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving the net royalty income target set forth below.  IM Ready was eligible to earn additional shares of common stock for the fiscal year ended September 30, 2013 and 2012, but did not meet the minimum net royalty income target. In addition, on December 24, 2013, the Company and IM Ready amended the terms of the Earn-Out Obligation and eliminated the additional consideration for the fiscal year ending September 30, 2014 and the Company agreed to make a one-time cash payment of $315,000 to IM Ready, which was made in March 2014. The Earn-Out Obligation is recorded as $3.6 million and $8.7 million as long-term debt at December 31, 2013 and December 31, 2012, respectively and $0.3 million as a current liability, on the Company’s consolidated balance sheets. The $5.1 million and $6.3 million reduction was recorded as a gain on reduction of contingent obligations in the Company’s December 31, 2013 and 2012 consolidated statement of operations, respectively. The reduction in the Earn-Out Obligation for the Current Year was based on (1) the amendment eliminating any earn-out for fiscal year ending September 30, 2014 and (2) a revision of the timing of projected future net royalty income related to the Isaac Mizrahi brand, therefore reducing the probability of achieving the corresponding royalty target within the Earn-Out period. The reduction in the Earn-Out Obligation for the Prior Year was based on a revision of the timing of projected future net royalty income within the earn-out period related to the Isaac Mizrahi brand, therefore diminishing the probability of achieving the corresponding royalty targets. Any future change in the Earn-Out Obligation will result in an expense or income in the period in which it is determined fair market value of the carrying value has changed.  The royalty targets and percentage of the potential earn-out value are as follows:

ROYALTY TARGET PERIOD	ROYALTY TARGET	EARN-OUT VALUE

Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

IM Ready will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

The Earn-Out Value is payable solely in stock.  In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the earn-out obligation is treated as a liability in the accompanying consolidated balance sheets because of the variable number of shares payable under the agreement.

QVC Earn-Out
The QVC Earn-Out payment requires the Company to pay IM Ready $2.8 million, payable in cash or common stock, at the Company’s option, contingent upon the IM Brands receiving aggregate net royalty income of at least $2.5 million from QVC in the twelve-month period ending September 30, 2015 with such stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the “QVC Earn-Out’). The current term of the QVC Agreement, as amended, runs through September 30, 2020.  Management has determined that it is probable that the $2.5 million in net royalty income from QVC will be met. In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the QVC Earn-Out obligation is treated as a liability in the accompanying consolidated balance sheets because of the variable number of shares payable under the agreement. Management will assess no less frequently than each reporting period the status of this contingent obligation.  Any change in the expected obligation will result in an expense or income in the period in which it is determined fair market value has changed.

As of December 31, 2013, the Earn-Out Obligation is $3.9 million and the QVC Earn-Out is $2.8 million, which combined is equal to $6.7 million and represents the total contingent obligation to IM Ready. The total contingent obligation to IM Ready as of December 31, 2012 was $11.5 million.